Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenues	$ 2,328,569	$ 2,450,382	$ 1,993,920
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Royal Dutch Shell Plc [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 429,900
Percentage of consolidated revenues	19.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | BG Group [Member]
Revenue, Major Customer [Line Items]
Revenues		$ 263,400
Percentage of consolidated revenues		11.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Petroleo Brasileiro SA [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 223,700	$ 231,800	$ 248,200
Percentage of consolidated revenues	10.00%	10.00%	12.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues			$ 239,800
Percentage of consolidated revenues			12.00%